Income Taxes - Schedule of Income Tax Provision (Details) - Benefactum Alliance Business Consultant (Beijing) Co., Ltd [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income (loss) before provision for income taxes	$ (414,710)	$ 395,983	$ 1,172,479	$ 261,024	$ 155,067	$ (837,466)
PRC statutory rate of 25%			293,120		38,767	(209,367)
Change in valuation allowance / Net loss carry forward			(171,631)		(38,767)	209,367
Income tax provision			$ 121,489